Consolidated Statements of Operations and Comprehensive Income - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2018	Mar. 31, 2017	Dec. 31, 2017	Dec. 31, 2016
Income Statement [Abstract]
Revenues	$ 349,822		$ 87,884	$ 105,087
Cost of sales	(321,839)		(35,869)
Gross margin	27,983		52,015	105,087
Operating expenses
Loss on sales		30,661		320,023
Selling and marketing expenses	9,235	571	12,503	89,573
General and administrative expenses	276,200	81,393	510,778	218,169
Total operating expenses	285,435	112,625	523,281	627,765
Income (Loss) from operation	(257,452)	(112,625)	(471,266)	(522,678)
Other income (expenses):
Other income		81	7,397
Other expenses			(1,203)	(2,098)
Interest income			4	502
Interest expense	(51,724)	(67,023)	(279,610)	(384,145)
Total other income (expenses)	(51,724)	(66,942)	(273,412)	(385,741)
Income (loss) before tax	(309,176)	(179,567)	(744,678)	(908,419)
Income tax			(1,440)	(342)
Net income (loss)	(309,176)	(179,567)	(746,118)	(908,761)
Other comprehensive income (loss):
Foreign currency translation gain (loss)	403,284	(40,707)	572,235	(523,228)
Comprehensive income (loss)	$ 94,108	$ (220,274)	$ (173,883)	$ (1,431,989)
Loss per share
- Basic	$ (0.003)	$ (0.002)	$ (0.007)	$ (0.012)
- Diluted	$ (0.003)	$ (0.002)	$ (0.007)	$ (0.012)
Weighted average shares outstanding
- Basic	100,000,000	100,000,000	100,000,000	76,301,370
- Diluted	100,000,000	100,000,000	100,000,000	76,301,370